13A. Short term bank loans	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Short term borrowings

The short term loans as of December 31, 2015 bear interest at fixed rates ranging from 5.34% to 6.63% per annum with maturity dates from March 19, 2016 to December 16, 2016 and are secured by the Company’s buildings and land use right. Interest paid during the years ended December 31, 2015 and 2014 were approximately RMB 3,799,000 and RMB 2,209,000 respectively.

ZHEJIANG TIANLAN
Short term borrowings
	2015	2014
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	40,000	92,900
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	45,000	97,900

(i)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2015 bear interest at fixed rates 4.62% to 6.47% (2014: 5.88% to 6.90%) per annum. Interest paid during the year ended December 31, 2015 was approximately RMB3,768,000 (2014: RMB4,688,000 and 2013: RMB3,704,000).

(ii)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2015 bear interest at fixed rates 7.50% (2014: 7.50%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2015 was approximately RMB369,000 (2014: RMB377,000).